Notes Payable and Long-term Debt (Details) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended			6 Months Ended				6 Months Ended			12 Months Ended					6 Months Ended								1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended				1 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jan. 31, 2012	Aug. 02, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011	Jul. 31, 2012 2007 Senior Credit Facility	Jan. 31, 2012 2007 Senior Credit Facility	Feb. 01, 2011 2007 Senior Credit Facility	Jun. 30, 2011 2007 Senior Credit Facility Mattress Holding	May 31, 2010 2007 Senior Credit Facility Mattress Holding	Mar. 31, 2009 2007 Senior Credit Facility Mattress Holding	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding item	Jan. 31, 2012 2007 Senior Credit Facility Mattress Holding	Feb. 01, 2011 2007 Senior Credit Facility Mattress Holding	Feb. 02, 2010 2007 Senior Credit Facility Mattress Holding	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans Prime rate	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans Federal funds rate	Jul. 31, 2012 2007 Senior Credit Facility Mattress Holding Base rate loans LIBOR	Feb. 02, 2010 Revolving credit facility Mattress Holding	Jul. 31, 2012 Revolving credit facility Mattress Holding	Jan. 31, 2012 Revolving credit facility Mattress Holding	Jul. 31, 2012 Letters of credit Mattress Holding	Jan. 31, 2012 Letters of credit Mattress Holding	Jul. 31, 2012 Term loan Mattress Holding	Jul. 31, 2012 Term loan Mattress Holding Base rate loans	Jul. 31, 2012 Term loan Mattress Holding Eurocurrency rate loans LIBOR	Jul. 31, 2012 Equipment financing and other notes payable	Jan. 31, 2012 Equipment financing and other notes payable	Feb. 01, 2011 Equipment financing and other notes payable	Jan. 31, 2012 Equipment financing and other notes payable Mattress Holding	Feb. 01, 2011 Seller Notes	Dec. 31, 2010 Seller Notes Mattress Holding	Dec. 01, 2010 Seller Notes Mattress Holding item	Feb. 01, 2011 Mortgage loan	May 31, 2010 Mortgage loan Mattress Holding	May 31, 2010 Mortgage loan Mattress Holding Prime rate	May 13, 2010 Mortgage loan Mattress Holding Prime rate	May 13, 2010 Mortgage loan Mattress Holding Prime rate Maximum	Nov. 30, 2011 2009 Loan Facility	Feb. 01, 2011 2009 Loan Facility	Nov. 30, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jul. 31, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Mar. 31, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jan. 31, 2012 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Feb. 03, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Feb. 01, 2011 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Mar. 20, 2009 2009 Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Nov. 30, 2011 PIK Notes	Nov. 23, 2011 PIK Notes	Feb. 01, 2011 PIK Notes	Nov. 30, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 PIK Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 30, 2011 Convertible Notes	Nov. 23, 2011 Convertible Notes	Nov. 30, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 31, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Nov. 23, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Jul. 19, 2011 Convertible Notes Equity investors of Mattress Holdings LLC and their affiliates	Feb. 29, 2008 2007 Subordinated Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC	Jan. 18, 2007 2007 Subordinated Loan Facility Mattress Holding Institutional investors who own equity interests in Mattress Holdings LLC
Notes Payable and Long-term Debt
Total long-term debt			$ 228,693,000		$ 232,230,000		$ 228,693,000	$ 240,039,000			$ 232,216,000	$ 228,330,000	$ 230,243,000																			$ 14,000	$ 24,000	$ 551,000		$ 7,200,000			$ 2,045,000
Current maturities of long-term debt			2,414,000		1,805,000		2,414,000	6,255,000										2,414,000	2,100,000	800,000
Long-term debt, net of current maturities			225,940,000		230,425,000		225,940,000	233,784,000
Total long-term debt due to related parties								158,664,000		188,000,000																																			109,755,000				0		109,800,000				48,909,000
Unamortized discount																	259,000	339,000	489,000																														0		5,400,000	5,800,000
Maximum borrowing capacity under credit facility																										35,000,000		15,000,000
Amount repaid on debt instrument			188,000,000																					2,000,000
Amount borrowed under debt instrument																	5,000,000							2,000,000													7,200,000																								40,200,000
Amount outstanding under credit facility																											1,000,000	1,000,000
Amount available for borrowings under credit facility																									29,000,000	24,000,000	14,000,000	14,000,000
Variable rate basis																					prime rate	federal funds rate	LIBOR																		prime rate
Applicable margin rate (as a percent)																						0.50%								1.25%	2.25%											1.50%
Weighted average interest rate (as a percent)																		2.60%	2.60%
Amount of quarterly installments payable																													599,000
Maximum period after the end of each fiscal year for annual principal prepayment																	120 days
Number of quarterly payments to which annual principal prepayment is applied																	4
Excess cash flow payments made	88,800,000	40,000,000			11,203,000	50,686,000	145,231,000	3,271,000	33,537,000					800,000	2,100,000																													88,800,000									4,600,000
Payment for capital contribution																16,900,000
Interest rate (as a percent)																																			6.80%			8.00%					5.25%									16.00%					12.00%						12.00%
Number of equal quarterly installments for repayment of debt																																						8
Amount of monthly installments of principal and interest payable																																								14,000
Original amount of debt																																																																	120,000,000
Prepayment of the original borrowing																																														88,800,000	40,000,000									4,600,000								40,000,000
Write off of unamortized debt issue costs																																																2,800,000
Net gain (loss) on debt extinguishment			(3,831,000)	(1,873,000)		(1,873,000)	(5,704,000)		2,822,000																																								(5,700,000)	2,800,000
Effective interest rate (as a percent)																																																				17.20%
Direct costs related to the amendment and restatement																																																1,000,000
Amount of principal and accrued interest converted into shares of common stock																																																						52,700,000			52,700,000		41,900,000			41,900,000
Number of shares of common stock issued upon conversion of notes																																																					2,774,035			2,774,035		2,205,953		2,205,953
Initial public offering price (in dollars per share)										$ 19.00																																															$ 19.00					$ 19.00
The aggregate maturities of notes payable and long-term debt
2013			2,394,000				2,394,000
2014			226,299,000				226,299,000
Total			$ 228,693,000		$ 232,230,000		$ 228,693,000	$ 240,039,000			$ 232,216,000	$ 228,330,000	$ 230,243,000																			$ 14,000	$ 24,000	$ 551,000		$ 7,200,000			$ 2,045,000